Quarterly Report
September 30, 2023
MFS®  Prudent Investor Fund
FPP-Q1

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 51.3%
Aerospace & Defense – 2.6%
Safran S.A.	3,194	$499,395
Thales S.A.	2,997	420,519
		$919,914
Alcoholic Beverages – 1.8%
Heineken Holding N.V.	8,459	$636,631
Automotive – 1.5%
Knorr-Bremse AG	8,459	$538,206
Brokerage & Asset Managers – 1.2%
B3 S.A. - Brasil Bolsa Balcao	95,900	$234,477
Euronext N.V.	3,042	211,697
		$446,174
Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	1,252	$550,655
Computer Software – 6.5%
Check Point Software Technologies Ltd. (a)	5,181	$690,523
Microsoft Corp.	813	256,705
Oracle Corp.	3,649	386,502
Oracle Corp. Japan	5,600	415,953
Sage Group PLC	50,769	610,998
		$2,360,681
Computer Software - Systems – 3.6%
Amadeus IT Group S.A.	9,926	$598,178
Samsung Electronics Co. Ltd.	13,963	707,773
		$1,305,951
Construction – 0.8%
Barratt Developments PLC	52,586	$282,101
Consumer Services – 2.0%
Booking Holdings, Inc. (a)	229	$706,224
Electrical Equipment – 1.5%
Legrand S.A.	5,991	$549,834
Electronics – 1.3%
Kyocera Corp.	9,000	$456,926
Forest & Paper Products – 1.0%
Rayonier, Inc., REIT	12,765	$363,292
Insurance – 0.7%
Swiss Re Ltd.	2,600	$266,886
Internet – 4.4%
Alphabet, Inc., “A” (a)	7,018	$918,376
Scout24 AG	9,410	653,233
		$1,571,609

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.7%
Nintendo Co. Ltd.		14,800	$616,997
Medical Equipment – 3.8%
Agilent Technologies, Inc.		2,308	$258,081
Bio-Rad Laboratories, Inc., “A” (a)		1,777	636,966
Sonova Holding AG		2,004	474,904
			$ 1,369,951
Other Banks & Diversified Financials – 1.1%
S&P Global, Inc.		1,062	$388,065
Printing & Publishing – 1.4%
Wolters Kluwer N.V.		4,279	$518,211
Real Estate – 5.6%
LEG Immobilien SE (a)		21,072	$1,455,669
Vonovia SE, REIT		23,866	575,549
			$ 2,031,218
Specialty Chemicals – 1.1%
Nitto Denko Corp.		6,000	$393,790
Telecommunications - Wireless – 2.8%
Infrastrutture Wireless Italiane S.p.A.		37,967	$450,768
KDDI Corp.		18,800	575,800
			$ 1,026,568
Telephone Services – 0.8%
Altice USA, Inc., “A” (a)		16,124	$52,726
Hellenic Telecommunications Organization S.A.		16,851	246,213
			$ 298,939
Trucking – 1.1%
Yamato Holdings Co. Ltd.		23,300	$379,654
Utilities - Electric Power – 1.5%
Iberdrola S.A.		49,347	$550,980
Total Common Stocks			$18,529,457
Bonds – 35.7%
Asset-Backed & Securitized – 0.2%
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)		$55,735	$55,588
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)		27,568	27,440
			$ 83,028
Automotive – 0.3%
RAC Bond Co. PLC, 5.25%, 11/04/2027	GBP	100,000	$100,324
Broadcasting – 0.3%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$149,000	$125,860
Building – 1.4%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$75,000	$62,418
Interface, Inc., 5.5%, 12/01/2028 (n)		149,000	126,668
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		125,000	112,159
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		272,000	210,251
			$ 511,496

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Coty, Inc., 6.5%, 4/15/2026 (n)		$77,000	$76,615
Consumer Services – 1.5%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		$257,000	$208,684
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		244,000	218,750
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		178,000	128,685
			$ 556,119
Containers – 0.4%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$200,000	$163,397
Electronics – 0.3%
Sensata Technologies B.V., 5%, 10/01/2025 (n)		$63,000	$61,075
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)		50,000	40,466
			$ 101,541
Financial Institutions – 0.9%
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$170,294	$162,205
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		108,806	103,638
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		49,000	46,301
			$ 312,144
Insurance - Property & Casualty – 1.1%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		$159,000	$133,609
Hub International Ltd., 7%, 5/01/2026 (n)		253,000	252,444
			$ 386,053
Medical & Health Technology & Services – 0.4%
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)		$172,000	$145,555
Medical Equipment – 0.3%
Teleflex, Inc., 4.625%, 11/15/2027		$105,000	$96,338
Midstream – 1.0%
Peru LNG, 5.375%, 3/22/2030		$200,000	$156,948
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		72,000	71,290
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		133,000	130,747
			$ 358,985
Mortgage-Backed – 3.0%
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 10/01/2052		$294,912	$274,756
Ginnie Mae, 5.5%, 2/20/2053 - 8/20/2053		371,666	360,989
Ginnie Mae, 5%, 4/20/2053		197,837	187,498
Ginnie Mae, 4.5%, 7/20/2053		99,635	92,072
Ginnie Mae, TBA, 6%, 10/15/2053		75,000	74,314
UMBS, TBA, 5%, 10/24/2038		100,000	97,375
			$ 1,087,004
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$166,000	$129,895
Telecommunications - Wireless – 0.8%
SBA Communications Corp., 3.875%, 2/15/2027		$142,000	$130,111
SBA Communications Corp., 3.125%, 2/01/2029		200,000	166,815
			$ 296,926
Transportation - Services – 0.7%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	265,000	$241,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 21.0%
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025	$557,904	$551,213
U.S. Treasury Notes, 2.625%, 12/31/2023	1,360,000	1,350,544
U.S. Treasury Notes, 2.25%, 3/31/2024	1,365,000	1,343,618
U.S. Treasury Notes, 3%, 6/30/2024	1,373,000	1,348,007
U.S. Treasury Notes, 4.25%, 9/30/2024 (f)	917,000	906,290
U.S. Treasury Notes, TIPS, 0.5%, 4/15/2024	1,272,726	1,250,354
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027	936,131	859,303
		$ 7,609,329
Utilities - Electric Power – 1.5%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	$150,000	$134,154
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	118,000	93,078
NextEra Energy Capital Holdings, Inc., 4.255%, 8/31/2024	108,000	106,256
Pacific Gas & Electric Co., 6.1%, 1/15/2029	46,000	44,929
Pacific Gas & Electric Co., 6.4%, 6/15/2033	56,000	53,975
Southern Co., 4.475%, 7/31/2024	107,000	105,447
		$ 537,839
Total Bonds		$12,919,700
Exchange-Traded Funds – 1.4%
Gold ETFs – 1.4%
VanEck Gold Miners UCITS ETF (a)	6,184	$180,174
VanEck Junior Gold Miners UCITS ETF (a)	12,416	346,825
Total Exchange-Traded Funds		$ 526,999
Investment Companies (h) – 8.0%
Money Market Funds – 8.0%
MFS Institutional Money Market Portfolio, 5.4% (v)	2,884,294	$2,884,871
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.9%
Computer Software - Systems – 0.0%
Apple, Inc. – March 2024 @ $145	Put	Goldman Sachs International	$ 582,114	34	$10,710
Major Banks – 0.1%
Capital One Financial Corp. – June 2024 @ $95	Put	Goldman Sachs International	$ 310,560	32	$29,120
Market Index Securities – 0.7%
Russell 2000 Index – December 2023 @ $1,650	Put	Goldman Sachs International	$ 892,551	5	$8,455
Russell 2000 Index – June 2024 @ $1,400	Put	Goldman Sachs International	892,551	5	11,550
Russell 2000 Index – June 2024 @ $1,500	Put	Goldman Sachs International	714,041	4	12,480
Russell 2000 Index – December 2025 @ $1,400	Put	Goldman Sachs International	892,551	5	33,350
S&P 500 Index – December 2023 @ $3,200	Put	Goldman Sachs International	857,610	2	1,000
S&P 500 Index – December 2023 @ $3,300	Put	Goldman Sachs International	857,610	2	1,148
S&P 500 Index – June 2024 @ $3,150	Put	Goldman Sachs International	1,286,415	3	9,060
S&P 500 Index – June 2024 @ $3,250	Put	Goldman Sachs International	857,610	2	7,040
S&P 500 Index – June 2024 @ $3,350	Put	Goldman Sachs International	857,610	2	8,304
S&P 500 Index – August 2024 @ $4,200	Put	Goldman Sachs International	1,715,220	4	69,600
S&P 500 Index – December 2024 @ $3,250	Put	Goldman Sachs International	1,286,415	3	19,020
S&P 500 Index – June 2025 @ $3,700	Put	Goldman Sachs International	1,286,415	3	46,860
S&P 500 Index – December 2025 @ $3,300	Put	Goldman Sachs International	1,286,415	3	34,737
					$262,604

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Network & Telecom – 0.1%
Digital Realty Trust, Inc., REIT – June 2024 @ $90	Put	Goldman Sachs International	$ 520,386	43	$13,287
Total Purchased Options					$315,721

Written Options (see table below) – (0.1)%	$(40,020)

Other Assets, Less Liabilities – 2.8%	1,010,294
Net Assets – 100.0%	$36,147,022
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,884,871 and $32,291,877, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,020,972, representing 8.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 9/30/23
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Computer Software - Systems
Apple, Inc.	Put	Goldman Sachs International	34	$582,114	$110.00	March – 2024	$(2,244)
Major Banks
Capital One Financial Corp.	Put	Goldman Sachs International	32	310,560	65.00	June – 2024	(5,280)
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	4	1,715,220	3,700.00	August – 2024	(32,496)
							$(40,020)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	282,707	EUR	250,722	Goldman Sachs International	10/20/2023	$17,441
USD	109,177	GBP	84,604	HSBC Bank	10/20/2023	5,942
						$23,383
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
MSCI EAFE Index	Short	USD	3	$306,225	December – 2023	$8,479
S&P 500 E-Mini Index	Short	USD	4	865,100	December – 2023	35,989
						$44,468
At September 30, 2023, the fund had liquid securities with an aggregate value of $56,334 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,517,592	$315,721	$—	$4,833,313
Germany	3,222,657	—	—	3,222,657
Japan	2,839,120	—	—	2,839,120
France	—	1,681,445	—	1,681,445
United Kingdom	—	1,420,098	—	1,420,098
Netherlands	—	1,154,842	—	1,154,842
Spain	—	1,149,158	—	1,149,158
Switzerland	—	741,790	—	741,790
South Korea	707,773	—	—	707,773
Other Countries	1,171,213	450,768	—	1,621,981
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	7,609,329	—	7,609,329
U.S. Corporate Bonds	—	3,082,680	—	3,082,680
Residential Mortgage-Backed Securities	—	1,087,004	—	1,087,004
Asset-Backed Securities (including CDOs)	—	183,352	—	183,352
Foreign Bonds	—	957,335	—	957,335
Mutual Funds	2,884,871	—	—	2,884,871
Total	$15,343,226	$19,833,522	$—	$35,176,748
Other Financial Instruments
Futures Contracts – Assets	$44,468	$—	$—	$44,468
Forward Foreign Currency Exchange Contracts – Assets	—	23,383	—	23,383
Written Options - Liabilities	—	(40,020)	—	(40,020)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,206,478	$2,864,754	$2,186,366	$(128)	$133	$2,884,871
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,292	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	56.8%
Germany	8.9%
Japan	7.9%
France	4.7%
United Kingdom	4.2%
Netherlands	3.9%
Spain	3.2%
Switzerland	2.1%
South Korea	2.0%
Other Countries	6.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.